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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Value
Communication Services - 9.0%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	83,050	$2,496,483

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A (a)	2,200	2,476,958
Facebook, Inc. - Class A (a)	17,400	2,900,406
		5,377,364
Consumer Discretionary - 10.3%
Auto Components - 3.8%
Aptiv plc	41,850	3,311,590

Hotels, Restaurants & Leisure - 3.2%
Carnival Corporation	49,000	2,821,420

Household Durables - 3.3%
D.R. Horton, Inc.	75,250	2,893,363

Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corporation	16,150	1,851,598
EOG Resources, Inc.	18,400	1,825,280
Kinder Morgan, Inc.	113,800	2,059,780
		5,736,658
Financials - 7.9%
Capital Markets - 5.4%
Bank of New York Mellon Corporation (The)	37,800	1,977,696
Intercontinental Exchange, Inc.	35,800	2,748,008
		4,725,704
Insurance - 2.5%
Progressive Corporation (The)	32,800	2,207,112

Health Care - 24.2%
Biotechnology - 5.1%
AbbVie, Inc.	26,500	2,127,685

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Value
Health Care - 24.2% (Continued)
Biotechnology - 5.1% (Continued)
Alexion Pharmaceuticals, Inc. (a)	19,100	$2,348,536
		4,476,221
Health Care Equipment & Supplies - 5.6%
Abbott Laboratories	28,050	2,047,089
Danaher Corporation	25,700	2,850,644
		4,897,733
Health Care Providers & Services - 3.2%
UnitedHealth Group, Inc.	10,400	2,810,080

Life Sciences Tools & Services - 2.5%
Thermo Fisher Scientific, Inc.	8,950	2,198,747

Pharmaceuticals - 7.8%
Johnson & Johnson	15,500	2,062,740
Merck & Company, Inc.	31,300	2,329,659
Pfizer, Inc.	57,300	2,432,385
		6,824,784
Industrials - 6.7%
Aerospace & Defense - 3.6%
Boeing Company (The)	8,250	3,181,365

Air Freight & Logistics - 3.1%
FedEx Corporation	15,000	2,663,550

Information Technology - 17.8%
Communications Equipment - 3.1%
Cisco Systems, Inc.	57,000	2,695,530

IT Services - 3.0%
Visa, Inc. - Class A	19,700	2,659,697

Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	9,350	2,508,137

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Value
Information Technology - 17.8% (Continued)
Software - 8.8%
Adobe, Inc. (a)	10,400	$2,577,328
Microsoft Corporation	23,650	2,469,769
Oracle Corporation	53,850	2,704,886
		7,751,983
Materials - 3.0%
Chemicals - 3.0%
DowDuPont, Inc.	49,300	2,652,833

Utilities - 8.2%
Electric Utilities - 5.6%
American Electric Power Company, Inc.	31,350	2,480,412
Duke Energy Corporation	27,650	2,427,117
		4,907,529
Multi-Utilities - 2.6%
Dominion Energy, Inc.	32,600	2,289,824

Total Common Stocks (Cost $58,991,393)		$82,087,707

MONEY MARKET FUNDS - 6.3%	Shares	Value
Dreyfus Treasury Securities Cash Management Fund – Investor Shares, 2.00% (b) (Cost $5,519,689)	5,519,689	$5,519,689

Investments at Value - 99.9% (Cost $64,511,082)		$87,607,396

Other Assets in Excess of Liabilities - 0.1%		81,418

Net Assets - 100.0%		$87,688,814

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2019.

See accompanying notes to Schedule of Investments

STRALEM EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

1. INVESTMENT VALUATION

Stralem Equity Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day the NYSE is open. Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing mean price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted mean price. Investments in money market funds are valued at net asset value (“NAV”). When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the above fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$82,087,707	$-	$-	$82,087,707
Money Market Funds	5,519,689	-	-	5,519,689
Total	$87,607,396	$-	$-	$87,607,396

STRALEM EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2019.

2. INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2019:

Cost of portfolio investments	$64,862,226

Gross unrealized appreciation	$24,440,184
Gross unrealized depreciation	(1,695,014)

Net unrealized appreciation	$22,745,170

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Communication Services - 9.3%
Entertainment - 2.2%
Walt Disney Company (The)	12,200	$1,360,544

Interactive Media & Services - 7.1%
Alphabet, Inc. - Class A (a)	1,500	1,688,835
Alphabet, Inc. - Class C (a)	1,873	2,090,961
Facebook, Inc. - Class A (a)	3,100	516,739
		4,296,535
Consumer Discretionary - 18.1%
Automobiles - 4.1%
General Motors Company	64,500	2,516,790

Household Durables - 1.9%
Lennar Corporation - Class A	24,000	1,138,080

Internet & Direct Marketing Retail - 3.2%
Booking Holdings, Inc. (a)	1,055	1,933,615

Specialty Retail - 8.9%
Lowe's Companies, Inc.	46,700	4,490,672
Williams-Sonoma, Inc.	17,800	968,854
		5,459,526
Consumer Staples - 1.0%
Food Products - 1.0%
Nestlé S.A. - ADR	7,000	610,680

Financials - 18.7%
Banks - 8.0%
Bank of America Corporation	70,000	1,992,900
PNC Financial Services Group, Inc. (The)	23,400	2,870,478
		4,863,378
Capital Markets - 2.2%
BlackRock, Inc.	3,250	1,349,010

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Financials - 18.7% (Continued)
Diversified Financial Services - 8.5%
Berkshire Hathaway, Inc. - Class B (a)	25,200	$5,179,608

Health Care - 7.6%
Health Care Equipment & Supplies - 2.1%
Medtronic plc	14,100	1,246,299

Pharmaceuticals - 5.5%
Bristol-Myers Squibb Company	17,500	863,975
Merck & Company, Inc.	9,400	699,642
Novartis AG - ADR	20,500	1,794,160
		3,357,777
Industrials - 12.8%
Aerospace & Defense - 4.3%
Boeing Company (The)	6,850	2,641,497

Airlines - 2.2%
Southwest Airlines Company	23,400	1,328,184

Industrial Conglomerates - 2.5%
3M Company	7,500	1,502,250

Trading Companies & Distributors - 3.8%
United Rentals, Inc. (a)	18,700	2,342,362

Information Technology - 23.3%
IT Services - 4.7%
First Data Corporation - Class A (a)	48,600	1,197,990
Visa, Inc. - Class A	12,200	1,647,122
		2,845,112
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	21,000	820,680
Broadcom, Inc.	6,000	1,609,500
		2,430,180

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Information Technology - 23.3% (Continued)
Software - 8.8%
Microsoft Corporation	51,400	$5,367,702

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	21,300	3,545,172

Materials - 2.0%
Chemicals - 2.0%
Eastman Chemical Company	15,000	1,209,300

Total Common Stocks (Cost $30,346,841)		$56,523,601

EXCHANGE-TRADED FUNDS - 2.8%	Shares	Value
iShares MSCI Eurozone ETF (Cost $1,617,076)	46,700	$1,744,245

MONEY MARKET FUNDS - 4.3%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 2.29% (b) (Cost $2,617,331)	2,617,331	$2,617,331

Investments at Value - 99.9% (Cost $34,581,248)		$60,885,177

Other Assets in Excess of Liabilities - 0.1%		32,466

Net Assets - 100.0%		$60,917,643

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2019.

See accompany notes to Schedule of Investments.

MEEHAN FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

1.	Securities Valuation

Meehan Focus Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing mean price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last mean price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted mean price. Investments representing shares of money markets funds and other open-end investment companies, except exchanged-traded funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

MEEHAN FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$56,523,601	$-	$-	$56,523,601
Exchange-Traded Funds	1,744,245	-	-	1,744,245
Money Market Funds	2,617,331	-	-	2,617,331
Total	$60,885,177	$-	$-	$60,885,177

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2019:

Tax cost of portfolio investments	$34,581,248

Gross unrealized appreciation	$26,436,273
Gross unrealized depreciation	(132,344)

Net unrealized appreciation	$26,303,929

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary
Date	March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	March 18, 2019

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	March 18, 2019

*	Print the name and title of each signing officer under his or her signature.